INVESTMENTS - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Securities, Available-for-sale [Line Items]
Gross unrealized loss			$ (676)
Payments to acquire convertible promissory note			4,250	$ 0	$ 0
Gain on trading securities			100
Proceeds from sale of debt securities, available-for-sale			$ 1,800
Trading securities (convertible promissory notes)
Debt Securities, Available-for-sale [Line Items]
Payments to acquire convertible promissory note	$ 300	$ 4,000
Debt security, extension period		1 year
Interest rate		6.00%